COMMITMENTS AND CONTINGENCIES (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractual purchase obligations
2015	6,175
Publication Fees
Contractual purchase obligations
2015	10,000
Advertising services
Contractual purchase obligations
2015	4,126
Office furnishings
Contractual purchase obligations
2015	2,049